Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	General Equity Award Grant Practices
The Management Compensation Committee and the Board approve annual equity awards on a regular first-quarter schedule, which is determined well in advance and without regard to any material Company news announcements.
We believe that the current and expected expense and share utilization are reasonable and justified in light of the
Management Compensation Committee’s goals of aligning the long-term interests of officers and employees with those of shareholders and rewarding officers for long-term relative TSR growth while retaining a strong management team. We actively monitor the expense and share utilization associated with annual grants and are committed to adjusting grant practices if and when appropriate.
Throughout the performance periods for equity awards, the Management Compensation Committee receives updates on the executives’ progress in achieving applicable performance goals and monitors the compensation expense and share run rate that the Company is incurring for outstanding equity awards.
The reference price for calculating the value of equity awards granted is the closing market price of Nasdaq’s common stock on the grant date. Existing equity ownership levels are not a factor in award determinations as we do not want to discourage senior executives from holding significant amounts of our common stock.
Practices Regarding Timing of RSU and PSU Grants
Generally, we grant RSUs and PSUs on an annual basis on a regular second-quarter schedule. Our annual equity grants to executives, and employees eligible to receive equity awards, occur on or about April 1 of each year, which date is several weeks prior to our release of quarterly earnings for the first quarter of the fiscal year. In addition to the regular-cycle annual equity awards, the Management Compensation Committee may also make “off-cycle”
grants of RSUs, PSUs or other equity awards in connection with an employee’s initial hire, promotion, or retention or for other reasons. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants.
Policies and Practices Regarding the Timing of Certain Option-Like
Instruments
We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments.
Accordingly, we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information. In the event we determine to grant such awards, we will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Policies and Practices Regarding the Timing of Certain Option-Like
Instruments
We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments.
Accordingly, we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information. In the event we determine to grant such awards, we will evaluate the appropriate steps to take in relation to the foregoing.

MNPI Disclosure Timed for Compensation Value	false